Events after the reporting period (Details) - Beijing Youhujia Healthcare Management Co. Ltd $ in Thousands	Mar. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity interest to be disposed	80
Consideration to be received of subsidiary to be disposed	$ 4,000